Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share- holders’ equity		Called up share capital and share premium	Other equity instru- ments	Retained earnings		Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves		Non- controlling interests
Equity beginning of period at Dec. 31, 2019		$ 192,668		$ 183,955		$ 24,278	$ 20,871	$ 136,679		$ (108)	$ (2)	$ (25,133)	$ 27,370		$ 8,713
Profit for the period		3,125		2,639				2,639							486
Other comprehensive income/(expense) for the period, net of tax		1,041		1,066				3,506		1,654	465	(4,559)			(25)
– debt instruments at fair value through other comprehensive income		1,747		1,735						1,735					12
– equity instruments designated at fair value through other comprehensive income		(123)		(81)						(81)					(42)
– cash flow hedges		476		465							465				11
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		2,354		2,354				2,354
– remeasurement of defined benefit asset/liability		1,182		1,195				1,195							(13)
– share of other comprehensive income of associates and joint ventures		(115)		(115)				(115)
– effects of hyperinflation		72		72				72
– exchange differences		(4,552)		(4,559)								(4,559)			7
Total comprehensive income for the period		4,166		3,705				6,145		1,654	465	(4,559)			461
Shares issued under employee remuneration and share plans		7		7		336		(329)
Dividends to shareholders		(1,204)		(662)				(662)							(542)
Cost of share-based payment arrangements		195		195				195
Other movements		(611)		(164)			43	(219)		12					(447)
Equity end of period at Jun. 30, 2020		195,221		187,036		24,614	20,914	141,809		1,558	463	(29,692)	27,370		8,185
Equity beginning of period at Dec. 31, 2019		192,668		183,955		24,278	20,871	136,679		(108)	(2)	(25,133)	27,370		8,713
Equity end of period at Dec. 31, 2020		204,995		196,443		24,624	22,414	140,572		1,816	457	(20,375)	26,935		8,552
Equity beginning of period at Jun. 30, 2020		195,221		187,036		24,614	20,914	141,809		1,558	463	(29,692)	27,370		8,185
Profit for the period		2,974		2,590				2,590							384
Other comprehensive income/(expense) for the period, net of tax		7,368		7,182				(2,388)		259	(6)	9,317			186
– debt instruments at fair value through other comprehensive income		3		11						11					(8)
– equity instruments designated at fair value through other comprehensive income		335		248						248					87
– cash flow hedges		(5)		(6)							(6)				1
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(2,187)		(2,187)				(2,187)
– remeasurement of defined benefit asset/liability		(348)		(364)				(364)							16
– share of other comprehensive income of associates and joint ventures		42		42				42
– effects of hyperinflation		121		121				121
– exchange differences		9,407		9,317								9,317			90
Total comprehensive income for the period		10,342		9,772				202		259	(6)	9,317			570
Shares issued under employee remuneration and share plans		0		0		10		(10)
Capital securities issued	[1]	1,497		1,497			1,500	(3)
Dividends to shareholders		(819)		(669)				(669)							(150)
Redemption of securities	[2]	(1,450)		(1,450)				(1,450)
Transfers		0	[2]	0	[2]			435	[3]				(435)	[3]
Cost of share-based payment arrangements		239		239				239
Other movements		(35)		18				19		(1)					(53)
Equity end of period at Dec. 31, 2020		204,995		196,443		24,624	22,414	140,572		1,816	457	(20,375)	26,935		8,552
Profit for the period		8,422		7,949				7,949							473
Other comprehensive income/(expense) for the period, net of tax		(2,725)		(2,664)				(337)		(1,629)	(234)	(464)			(61)
– debt instruments at fair value through other comprehensive income		(1,368)		(1,351)						(1,351)					(17)
– equity instruments designated at fair value through other comprehensive income		(348)		(278)						(278)					(70)
– cash flow hedges		(238)		(234)							(234)				(4)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		155		155				155
– remeasurement of defined benefit asset/liability		(747)		(762)				(762)							15
– share of other comprehensive income of associates and joint ventures		104		104				104
– effects of hyperinflation		166		166				166
– exchange differences		(449)		(464)								(464)			15
Total comprehensive income for the period		5,697		5,285				7,612		(1,629)	(234)	(464)			412
Shares issued under employee remuneration and share plans		17		17		352		(335)
Capital securities issued	[1]	1,996		1,996			2,000	(4)
Dividends to shareholders		(4,121)		(3,732)				(3,732)							(389)
Redemption of securities	[2]	(2,000)		(2,000)			(2,000)
Cost of share-based payment arrangements		254		254				254
Other movements		(74)		(45)				(48)		3					(29)
Equity end of period at Jun. 30, 2021		$ 206,764		$ 198,218		$ 24,976	$ 22,414	$ 144,319		$ 190	$ 223	$ (20,839)	$ 26,935		$ 8,546

[1]	During 2021, HSBC Holdings issued $2,000m of Additional Tier1 instruments on which there were $4m of external issue costs. In 2020, HSBC Holdings issued $1,500m of perpetual subordinated contingent convertible securities.
[2]	During 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.
[3]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2020, an additional impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.